UNAUDITED INTERIM CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Total	Share capital	Share premium	Re- measurement	Cash flow hedges	Foreign currency translation reserve	Other reserves	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2021	€ 291	€ 274	€ 3	€ 420	€ (94)	€ (4)	€ 19	€ 83	€ (153)	€ 17
Net income	147	143							143	4
Other comprehensive income / (loss)	156	156			125	(11)	42			0
Total comprehensive income	303	299			125	(11)	42		143	4
Share-based compensation	9	9						9
Transactions with non-controlling interests	0									0
Ending balance at Jun. 30, 2022	603	582	3	420	31	(15)	61	92	(10)	21
Beginning balance at Dec. 31, 2021	291	274	3	420	(94)	(4)	19	83	(153)	17
Net income	308	301							301	7
Other comprehensive income / (loss)	137	138			122	(6)	22			(1)
Total comprehensive income	445	439			122	(6)	22		301	6
Share-based compensation	18	18						18
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2022	752	731	3	420	28	(10)	41	101	148	21
Net income	54	51							51	3
Other comprehensive income / (loss)	(8)	(7)			2	3	(12)			(1)
Total comprehensive income	46	44			2	3	(12)		51	2
Share-based compensation	10	10						10
Transactions with non-controlling interests	(2)									(2)
Ending balance at Jun. 30, 2023	€ 806	€ 785	€ 3	€ 420	€ 30	€ (7)	€ 29	€ 111	€ 199	€ 21